                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2932
                                    --------------------------------------------

                    Morgan Stanley High Yield Securities Inc.
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               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York                  10020
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     (Address of principal executive offices)                   (Zip code)

                                Amy Doberman Esq

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
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Date of fiscal year end:  8/31
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Date of reporting period:  7/1/04 - 6/30/05
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02932
Reporting Period: 07/01/2004 - 06/30/2005
Morgan Stanley High Yield Securities Inc

========================== HIGH YIELD SECURITIES FUND ==========================

ARCH WIRELESS, INC.

Ticker:       ARCHQ          Security ID:  039392709
Meeting Date: NOV 8, 2004    Meeting Type: Special
Record Date:  OCT 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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ORBITAL SCIENCES CORP.

Ticker:       ORB            Security ID:  685564106
Meeting Date: APR 28, 2005   Meeting Type: Annual
Record Date:  MAR 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Daniel J. Fink            For       For        Management
1.2   Elect  Director Robert J. Hermann         For       For        Management
1.3   Elect  Director Janice I. Obuchowski      For       For        Management
1.4   Elect  Director Frank L. Salizzoni        For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management

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USA MOBILITY INC

Ticker:       USMO           Security ID:  90341G103
Meeting Date: MAY 18, 2005   Meeting Type: Annual
Record Date:  MAR 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David Abrams              For       For        Management
1.2   Elect  Director James V. Continenza       For       For        Management
1.3   Elect  Director Nicholas A. Gallopo       For       For        Management
1.4   Elect  Director Vincent D. Kelly          For       For        Management
1.5   Elect  Director Brian O'Reilly            For       For        Management
1.6   Elect  Director Matthew Oristano          For       For        Management
1.7   Elect  Director William E. Redmond, Jr.   For       For        Management
1.8   Elect  Director Samme L. Thompson         For       For        Management
1.9   Elect  Director Royce Yudkoff             For       For        Management

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VIATEL HOLDING BERMUDA LTD

Ticker:                      Security ID:  G93447103
Meeting Date: DEC 8, 2004    Meeting Type: Annual
Record Date:  NOV 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE AUDITORS  REPORT AND FINANCIAL        For       For        Management
      STATEMENTS FOR THE YEAR ENDED 31 DECEMBER
      2003 HEREBY BE AND ARE RECEIVED.
2     Ratify Auditors                           For       For        Management
3     THE BOARD OF DIRECTORS HEREBY BE AND ARE  For       For        Management
      AUTHORISED TO DETERMINE THE REMUNERATION
      OF THE AUDITORS TO THE COMPANY.
4     S. DENNIS BELCHER HEREBY BE AND IS        For       For        Management
      ELECTED AS A DIRECTOR TO SERVE AS SUCH
      UNTIL THE NEXT ANNUAL GENERAL MEETING.
5     THOMAS DOSTER HEREBY BE AND IS ELECTED AS For       For        Management
      A DIRECTOR TO SERVE AS SUCH UNTIL THE
      NEXT ANNUAL GENERAL MEETING.
6     LESLIE GOODMAN HEREBY BE AND IS ELECTED   For       For        Management
      AS A DIRECTOR TO SERVE AS SUCH UNTIL THE
      NEXT ANNUAL GENERAL MEETING.
7     EDWARD GREENBERG HEREBY BE AND IS ELECTED For       For        Management
      AS A DIRECTOR TO SERVE AS SUCH UNTIL THE
      NEXT ANNUAL GENERAL MEETING.
8     KEVIN POWER HEREBY BE AND IS ELECTED AS A For       For        Management
      DIRECTOR TO SERVE AS SUCH UNTIL THE NEXT
      ANNUAL GENERAL MEETING.
9     LUCY WOODS HEREBY BE AND IS ELECTED AS A  For       For        Management
      DIRECTOR TO SERVE AS SUCH UNTIL THE NEXT
      ANNUAL GENERAL MEETING.

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XO COMMUNICATIONS, INC.

Ticker:       XOCM           Security ID:  983764838
Meeting Date: MAY 9, 2005    Meeting Type: Annual
Record Date:  APR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Carl C. Icahn             For       Withhold   Management
1.2   Elect  Director Carl J. Grivner           For       Withhold   Management
1.3   Elect  Director Jon F. Weber              For       Withhold   Management
1.4   Elect  Director Adam Dell                 For       For        Management
1.5   Elect  Director Fredrik C. Gradin         For       For        Management
1.6   Elect  Director Vincent J. Intrieri       For       Withhold   Management
1.7   Elect  Director Robert L. Knauss          For       For        Management
1.8   Elect  Director Keith Meister             For       Withhold   Management

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Morgan Stanley High Yield Securities Inc.
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By  (Signature and Title):
                                               /s/ Ronald E. Robison

                              Principal Executive Officer - Office of the Funds
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Date   August 25, 2005
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